Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2026	Jun. 30, 2025
Common Class A [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	400,000,000	400,000,000
Ordinary shares, shares, issued	13,565,000	13,565,000
Ordinary shares, shares, outstanding	13,565,000	13,565,000
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Ordinary shares, shares, issued	10,000,000	10,000,000
Ordinary shares, shares, outstanding	10,000,000	10,000,000